Goodwill and Intangible Assets, Net - Additional Information (Detail) $ in Thousands	12 Months Ended
	Sep. 30, 2023 USD ($) Segment	Sep. 30, 2022 USD ($) Segment	Sep. 30, 2021 USD ($) Segment
Indefinite-Lived Intangible Assets [Line Items]
Impairment of goodwill	$ 0	$ 0	$ 0
Number of operating segment | Segment	1	1	1
Amortization of purchased intangible assets and other	$ 57,156	$ 71,075	$ 78,784
Intangible Assets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Amortization of purchased intangible assets and other	$ 67,677	$ 97,088	$ 83,816